Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 21,510	$ 21,044	$ 16,366
Income taxes	13,301	22,242	9,587
Pre-tax income	$ 34,811	$ 43,286	$ 25,953
French statutory tax rate (as a percent)	25.83%	25.83%	28.41%
Theoretical tax charge	$ (8,992)	$ (11,181)	$ (7,373)
Difference between French and foreign income tax rates	(5,925)	(9,625)	(3,754)
Tax effect on equity in income (loss) of affiliates	477	(489)	977
Permanent differences	800	(676)	738
Adjustments on prior years income taxes	54	64	109
Adjustments on deferred tax related to changes in tax rates	216	(610)	(119)
Variation of deferred tax assets not recognized	69	275	(165)
TOTAL INCOME TAXES	$ (13,301)	$ (22,242)	$ (9,587)
Standard corporate tax rate (as a percent)	25.00%	25.00%	25.00%